Lease obligations (Tables)	3 Months Ended
Mar. 31, 2025
Lease Obligations
Schedule of lease obligations

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending March 31:

2026	290
2027	81
2028	16
2029	18
2030	16
$421

Schedule of payments for lease obligations	The following table presents payments for lease obligations:
	March 31,	March 31,
	2025	2024

Principal payments	$86	$98
Interest payments	12	7
Short-term lease payments	61	74
	$159	$179